Share Based Payment (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Payment
Share-based payment plans	$ 381	$ 1,318	$ 1,818